Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Estimated Useful Lives (Details)	Dec. 31, 2024
Buildings and cultivation facilities [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, estimated useful lives	10 years
Office equipment and furniture [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, estimated useful lives	The less of 5 years or lease term